                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1, 2005 - September 30, 2005

                                                 THE NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

MID CAP GROWTH PORTFOLIO

  Shares                                                            Market Value
---------                                                           ------------
            COMMON STOCKS -- 98.8%
            AEROSPACE/DEFENSE -- 1.0%
   40,100   Rockwell Collins                                        $  1,937,632
                                                                    ------------
            APPAREL -- 1.7%
   58,100   COACH, Inc.*                                               1,822,016
   58,800   The Men's Wearhouse, Inc.*                                 1,569,960
                                                                    ------------
                                                                       3,391,976
                                                                    ------------
            BIOTECHNOLOGY & DRUGS -- 3.5%
   47,500   Barr Pharmaceuticals, Inc.*                                2,608,700
   52,500   Edwards Lifesciences Corp.*                                2,331,525
   27,200   Invitrogen Corp.*                                          2,046,256
                                                                    ------------
                                                                       6,986,481
                                                                    ------------
            COAL -- 1.2%
   29,100   Peabody Energy Corp.                                       2,454,585
                                                                    ------------
            COMMUNICATION SERVICES -- 1.1%
   86,157   American Tower Corp. - Class A*                            2,149,617
                                                                    ------------
            COMMUNICATIONS EQUIPMENT -- 1.4%
  107,600   Comverse Technology, Inc.                                  2,826,652
                                                                    ------------
            COMPUTER SOFTWARE AND SERVICES -- 10.7%
   59,300   Adobe Systems, Inc.                                        1,770,105
   98,600   Autodesk, Inc.                                             4,578,984
   49,100   Intuit, Inc.*                                              2,200,171
   76,300   Macromedia, Inc.*                                          3,103,121
   68,200   McAfee, Inc.*                                              2,142,844
  118,400   Sybase, Inc.*                                              2,772,928
   70,100   The Reynolds & Reynolds Company - Class A                  1,921,441
  211,800   Western Digital Corp.*                                     2,738,574
                                                                    ------------
                                                                      21,228,168
                                                                    ------------
            CONSTRUCTION  SERVICES -- 4.2%
   76,700   Joy Global, Inc.                                           3,870,282
   24,500   KB HOME                                                    1,793,400
   60,900   Toll Brothers, Inc.*                                       2,720,403
                                                                    ------------
                                                                       8,384,085
                                                                    ------------

            CONSUMER PRODUCTS AND SERVICES -- 4.0%
   56,000   CB Richard Ellis Group, Inc.*                              2,755,200
   41,600   Medco Health Solutions, Inc.*                              2,280,928
   45,700   Station Casinos, Inc.                                      3,032,652
                                                                    ------------
                                                                       8,068,780
                                                                    ------------
            ELECTRONICS -- 1.9%
   89,000   AMETEK, Inc.                                               3,824,330
                                                                    ------------
            FINANCIAL SERVICES -- 3.1%
   91,800   Ameritrade Holding Corp.*                                  1,971,864
   12,600   Chicago Mercantile Exchange                                4,249,980
                                                                    ------------
                                                                       6,221,844
                                                                    ------------
            FOOD/BEVERAGES -- 1.0%
   77,700   Constellation Brands, Inc. - Class A*                      2,020,200
                                                                    ------------
            HEALTHCARE PRODUCTS AND SERVICES -- 5.3%
   77,800   Community Health Systems, Inc.*                            3,019,418
   44,000   Covance, Inc.*                                             2,111,560
   41,500   Coventry Health Care, Inc.*                                3,569,830
   38,850   DaVita, Inc.*                                              1,789,820
                                                                    ------------
                                                                      10,490,628
                                                                    ------------
            HOTELS AND MOTELS -- 2.2%
   34,000   Choice Hotels International, Inc.                          2,197,760
   50,000   MGM MIRAGE*                                                2,188,500
                                                                    ------------
                                                                       4,386,260
                                                                    ------------
            INFORMATION TECHNOLOGY -- 1.7%
   72,000   Cognizant Technology Solutions Corp.*                      3,354,480
                                                                    ------------
            IRON & STEEL -- 1.1%
   73,700   Allegheny Technologies, Inc.                               2,283,226
                                                                    ------------
            MEDICAL EQUIPMENT & SUPPLIES -- 1.4%
   36,900   Intuitive Surgical, Inc.*                                  2,704,401
                                                                    ------------
            MEDICAL SPECIALTIES -- 4.4%
   30,000   C.R. Bard, Inc.                                            1,980,900
  100,000   Dade Behring Holdings, Inc.                                3,666,000
   31,200   Lincare Holdings, Inc.*                                    1,280,760
   38,000   Quest Diagnostics, Inc.                                    1,920,520
                                                                    ------------
                                                                       8,848,180
                                                                    ------------
            METALS -- 1.2%
   44,700   Cameco Corp.                                               2,391,450
                                                                    ------------
            OIL AND GAS SERVICES -- 12.5%
   36,500   Diamond Offshore Drilling, Inc.                            2,235,625

   51,300   EOG Resources, Inc.                                        3,842,369
   58,800   Equitable Resources, Inc.                                  2,296,728
   38,900   Helmerich & Payne                                          2,349,171
   36,500   Kerr-McGee Corp.                                           3,544,515
   64,200   Patterson-UTI Energy, Inc.                                 2,316,336
   48,100   Sunoco, Inc.                                               3,761,420
  107,200   UGI Corp.                                                  3,017,680
   12,251   Valero Energy Corp.                                        1,385,098
                                                                    ------------
                                                                      24,748,942
                                                                    ------------
            PHARMACEUTICALS -- 4.5%
   70,800   Celgene*                                                   3,845,856
   31,900   KOS Pharaceuticals, Inc.*                                  2,135,067
   52,700   Pharmaceutical Product Development*                        3,030,777
                                                                    ------------
                                                                       9,011,700
                                                                    ------------
            PRODUCER MANUFACTURING -- 4.5%
   31,800   Energizer Holdings, Inc.*                                  1,803,060
   31,400   ITT Industries, Inc.                                       3,567,040
   69,200   Precision Castparts Corp.                                  3,674,520
                                                                    ------------
                                                                       9,044,620
                                                                    ------------
            PUBLISHING -- 1.1%
   51,000   John Wiley & Sons, Inc.                                    2,128,740
                                                                    ------------
            REAL ESTATE INVESTMENT TRUST -- 1.1%
   39,000   Starwood Hotels & Resorts Worldwide, Inc.                  2,229,630
                                                                    ------------
            REAL ESTATE OPERATIONS -- 0.7%
   23,500   The St. Joe Company                                        1,467,575
                                                                    ------------
            RETAIL -- 6.5%
   98,000   7-Eleven, Inc.*                                            3,489,780
   93,000   Darden Restaurants, Inc.                                   2,824,410
   68,400   Michaels Stores, Inc.                                      2,261,304
   78,000   Nordstrom, Inc.                                            2,676,960
   32,100   Panera Bread Company*                                      1,642,878
                                                                    ------------
                                                                      12,895,332
                                                                    ------------
            SEMICONDUCTORS -- 6.0%
  299,700   LSI Logic Corp.*                                           2,952,045
   78,100   Marvell Technology Group Ltd.*                             3,601,191
  105,400   MEMC Electronic Materials, Inc.*                           2,402,066
  115,000   National Semiconductor Corp.                               3,024,500
                                                                    ------------
                                                                      11,979,802
                                                                    ------------
            STEEL -- 2.4%
   34,100   Tenaris ADR                                                4,700,344
                                                                    ------------

            TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 7.4%
   79,600   Harris Corp.                                               3,327,280
   75,600   Nextel Partners, Inc.*                                     1,897,560
   50,000   NII Holdings, Inc. - Class B*                              4,222,500
  106,200   Telewest Global, Inc.*                                     2,437,290
   53,500   United States Cellular Corp.*                              2,857,970
                                                                    ------------
                                                                      14,742,600
                                                                    ------------
            TOTAL COMMON STOCKS (COST $155,627,111)                  196,902,260
                                                                    ------------
            MONEY MARKET FUNDS -- 1.3%
2,667,352   FBR Fund for Government Investors (Cost $2,667,352)        2,667,352
                                                                    ------------
            TOTAL INVESTMENTS -- 100.1% (COST $158,294,463)          199,569,612
            Liabilities in Excess of Other Assets -- (0.1%)             (200,515)
                                                                    ------------
            NET ASSETS -- 100.0%                                    $199,369,097
                                                                    ============

*    Non-income producing.

                                                 THE NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

AGGRESSIVE MICRO CAP PORTFOLIO

Shares                                                              Market Value
------                                                              ------------
         COMMON STOCKS -- 99.9%
         AEROSPACE/DEFENSE -- 0.9%
 6,330   United Industrial Corp.                                     $   226,298
                                                                     -----------
         AIRLINES -- 1.0%
23,790   World Air Holdings, Inc.*                                       252,174
                                                                     -----------
         APPAREL AND TEXTILES -- 2.8%
 4,745   Cherokee, Inc.                                                  165,980
10,945   Forward Industries, Inc.*                                       256,880
39,215   Hartmarx Corp.*                                                 256,858
                                                                     -----------
                                                                         679,718
                                                                     -----------
         BUSINESS SERVICES -- 1.1%
 7,655   American Dental Partners, Inc.*                                 259,658
                                                                     -----------
         CHEMICAL MANUFACTURING -- 1.0%
 6,335   Surmodics, Inc.*                                                245,101
                                                                     -----------
         CHEMICALS -- 1.2%
11,300   NuCo2, Inc.*                                                    290,975
                                                                     -----------
         COMMERCIAL SERVICES -- 5.7%
 7,050   Adminstaff, Inc.*                                               280,167
 7,290   Duratek, Inc.*                                                  133,261
10,600   Hub Group, Inc. - Class A*                                      389,126
 7,600   Ritchie Bros. Auctioneers, Inc.                                 334,324
 7,060   Steiner Leisure Ltd.*                                           239,828
                                                                     -----------
                                                                       1,376,706
                                                                     -----------
         COMMUNICATIONS EQUIPMENT -- 2.4%
 6,700   Endwave Corp.*                                                   86,430
11,455   Essex Corp.*                                                    248,230
16,430   SBA Communications Corp.*                                       253,843
                                                                     -----------
                                                                         588,503
                                                                     -----------
         COMPUTER SOFTWARE AND SERVICES -- 7.7%
 8,010   Ansoft Corp.*                                                   233,091
 5,310   ANSYS, Inc.*                                                    204,382
 6,230   Intergraph Corp.*                                               278,543
 8,600   PAR Technology Corp.*                                           197,800
 4,110   Quality Systems, Inc.*                                          283,959
21,895   Sapient Corp.*                                                  136,844
 8,300   SI International, Inc.*                                         257,051
 8,285   TALX Corp.                                                      271,665
                                                                     -----------
                                                                       1,863,335
                                                                     -----------

         CONSUMER PRODUCTS AND SERVICES -- 6.6%
 9,100   Brookfield Homes Corp.                                          505,322
 4,785   Chattem, Inc.*                                                  169,868
 9,910   CNS, Inc.                                                       258,354
 9,540   Hansen Natural Corp.*                                           449,143
10,150   Schwak, Inc.                                                    202,899
                                                                     -----------
                                                                       1,585,586
                                                                     -----------
         DISTRIBUTION/WHOLESALE -- 2.2%
 3,575   Building Materials Holding Corp.                                333,154
18,100   Spartan Stores, Inc.*                                           186,430
                                                                     -----------
                                                                         519,584
                                                                     -----------
         E-COMMERCE -- 2.6%
13,040   Click Commerce, Inc.*                                           239,023
15,930   Nutri/System, Inc.*                                             398,569
                                                                     -----------
                                                                         637,592
                                                                     -----------
         ELECTRONIC EQUIPMENT - SERVICES -- 1.3%
 8,395   ADA-ES, Inc.*                                                   165,382
12,285   LaBarge, Inc.*                                                  158,722
                                                                     -----------
                                                                         324,104
                                                                     -----------
         FOOD, BEVERAGE, & TOBACCO -- 3.8%
32,700   Cuisine Solutions, Inc.*                                        243,615
13,900   Lancer Corp.*                                                   275,220
 5,640   Perdiago ADR                                                    393,390
                                                                     -----------
                                                                         912,225
                                                                     -----------
         HEALTHCARE PRODUCTS AND SERVICES -- 9.4%
 8,900   Amedisys, Inc.*                                                 347,100
10,895   Gentiva Health Services, Inc.*                                  197,417
 4,975   Haemonetics Corp.*                                              236,462
11,175   Healthcare Services Group, Inc.                                 215,119
11,400   Matria Healthcare, Inc.*                                        430,350
 7,400   Psychiatric Solutions, Inc.*                                    401,302
 6,540   Serologicals Corp.*                                             147,542
 4,410   Sunrise Senior Living, Inc.*                                    294,323
                                                                     -----------
                                                                       2,269,615
                                                                     -----------
         HOTELS & MOTELS -- 1.0%
10,980   Riviera Holdings Corp.*                                         243,536
                                                                     -----------
         INTERNET SERVICES -- 1.4%
27,850   Intermix Media, Inc.*                                           333,086
                                                                     -----------
         JEWELRY AND SILVERWARE -- 1.0%
 9,815   Charles & Colvard Ltd.                                          244,982
                                                                     -----------

         LIFE INSURANCE -- 1.0%
10,405   Universal American Financial Corp.*                             236,610
                                                                     -----------
         MEDICAL SPECIALTIES -- 5.2%
 6,705   Aspect Medical Systems, Inc.*                                   198,669
12,800   Immucor, Inc.*                                                  351,232
 9,000   LCA-Vision, Inc.                                                334,080
 7,450   Palomar Medical Technologies, Inc.*                             195,414
10,000   Thoratec Corp.*                                                 177,600
                                                                     -----------
                                                                       1,256,995
                                                                     -----------
         METALS -- 1.4%
 8,260   Titanium Metals Corp.*                                          326,766
                                                                     -----------
         OIL AND GAS SERVICES -- 11.8%
10,055   Adams Resources & Energy, Inc.                                  220,205
 7,346   Atlas America, Inc.*                                            358,852
 9,530   ATP Oil & Gas Corp.*                                            312,965
 8,900   Berry Petroleum Co. - Class A                                   593,540
 6,935   Energy Partners, Ltd.*                                          216,511
 8,845   Enterra Energy Trust                                            218,560
71,000   FieldPoint Petroleum Corp.*                                     433,100
27,100   Grey Wolf, Inc.*                                                228,453
12,880   Resource America, Inc. - Class A                                228,362
                                                                     -----------
                                                                        2,810,54
                                                                     -----------
         PRODUCER MANUFACTURING -- 11.4%
13,800   A.S.V., Inc.*                                                   312,570
 9,385   Blount International, Inc.*                                     165,551
 8,900   Cascade Corp.                                                   433,430
 5,700   Cleveland-Cliffs, Inc.                                          496,527
12,150   Gehl Co.*                                                       338,621
10,400   Hexcel Corp.*                                                   190,216
 9,220   Raven Industries, Inc.                                          269,685
19,800   Sterling Construction Co., Inc.*                                512,819
                                                                     -----------
                                                                            2,71
                                                                     -----------
         REAL ESTATE DEVELOPMENT -- 1.5%
 2,740   Consolidated - Tomoka Land Co.                                  186,320
 9,725   Tarragon Corp.*                                                 180,496
                                                                     -----------
                                                                         366,816
                                                                     -----------
         REAL ESTATE INVESTMENT TRUST -- 1.0%
   890   Alexander's, Inc.*                                              240,300
                                                                     -----------
         RECREATIONAL ACTIVITIES -- 1.0%
 8,365   Vail Resorts, Inc.*                                             240,494
                                                                     -----------
         REGIONAL BANKS AND THRIFTS -- 1.7%
 7,300   Bank of the Ozarks, Inc.                                        250,609
 2,050   First Regional Bancorp*                                         161,520
                                                                     -----------
                                                                         412,129
                                                                     -----------

         RETAIL -- 3.1%
 3,165   Red Robin Gourmet Burgers, Inc.*                                145,084
28,295   Retail Ventures, Inc.*                                          310,679
14,900   Stein Mart, Inc.                                                302,470
                                                                     -----------
                                                                         758,233
                                                                     -----------
         RETIREMENT/AGED CARE -- 1.1%
13,570   American Retirement Corp.*                                      255,523
                                                                     -----------
         SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.0%
13,040   IRIS International, Inc.*                                       240,458
                                                                     -----------
         SECURITY SYSTEMS SERVICES -- 1.1%
12,525   LoJack Corp.*                                                   264,779
                                                                     -----------
         TECHNOLOGY -- 0.9%
 6,410   Komag, Inc.*                                                    204,864
                                                                     -----------
         TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 3.6%
 6,350   Comtech Telecommunications Corp.*                               263,335
 8,900   NICE Systems Ltd. ADR*                                          402,102
23,900   UbiquiTel, Inc.*                                                208,886
                                                                     -----------
                                                                         874,323
                                                                     -----------
         TOTAL COMMON STOCKS (COST $18,722,355)                       24,061,035
                                                                     -----------
         MONEY MARKET FUNDS -- 0.1%
22,727   FBR Fund for Government Investors (Cost $22,727)                 22,727
                                                                     -----------
         TOTAL INVESTMENTS  -- 100.0% (COST $18,745,082)              24,083,762
         Other Assets in Excess of Liabilities -- 0.0%                     1,313
                                                                     -----------
         NET ASSETS -- 100.0%                                        $24,085,075
                                                                     ===========

*    Non-income producing.

ADR  -- American Depositary Receipts

                                                 THE NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

FUNDAMENTAL A PORTFOLIO

                                                                        Market
 Shares                                                                  Value
 ------                                                               ----------
          COMMON STOCKS -- 88.5%
          APPAREL AND ACCESSORIES -- 1.3%
    775   Forward Industries, Inc.*                                   $   18,189
                                                                      ----------
          BUILDING MATERIALS AND PRODUCTS -- 10.2%
    245   Building Materials Holding Corp.                                22,832
    815   Cemex de C.V. ADR                                               42,624
    565   Tenaris ADR                                                     77,879
                                                                      ----------
                                                                         143,335
                                                                      ----------
          COAL -- 1.8%
    340   CONSOL Energy, Inc.                                             25,932
                                                                      ----------
          COMMUNICATIONS EQUIPMENT AND SERVICES -- 3.4%
  1,150   Comtech Telecommunications Corp.*                               47,691
                                                                      ----------
          COMPUTER SOFTWARE AND SERVICES -- 6.5%
    785   Apple Computer, Inc.*                                           42,084
  1,495   Covansys Corp.*                                                 23,860
    565   John H. Harland Company                                         25,086
                                                                      ----------
                                                                          91,030
                                                                      ----------
          CONSTRUCTION  SERVICES -- 9.6%
    435   Meritage Homes Corp.*                                           33,347
  1,190   Technical Olympic USA, Inc.                                     31,130
    480   The Ryland Group, Inc.                                          32,842
    850   Toll Brothers, Inc.*                                            37,970
                                                                      ----------
                                                                         135,289
                                                                      ----------
          CONSUMER PRODUCTS AND SERVICES -- 2.6%
  1,380   CNS, Inc.                                                       35,977
                                                                      ----------
          FINANCIAL SERVICES -- 2.4%
  1,900   Providian Financial Corp.*                                      33,592
                                                                      ----------
          MACHINERY AND EQUIPMENT -- 2.2%
  1,285   Columbus McKinnon Corp.*                                        30,403
                                                                      ----------
          METALS -- 2.2%
    465   Quanex Corp.                                                    30,792
                                                                      ----------
          OIL/GAS -- 27.9%
    300   Ashland, Inc.                                               $   16,572
    755   Cal Dive International, Inc.*                                   47,874
    620   ConocoPhillips                                                  43,344
    590   Hydril Company*                                                 40,498

  1,480   Joy Global, Inc.                                                74,680
    215   Kerr-McGee Corp.                                                20,879
    475   Occidental Petroleum Corp.                                      40,579
    835   Patterson - UTI Energy, Inc.                                    30,127
  1,245   TETRA Technologies, Inc.*                                       38,869
    346   Valero Energy Corp.                                             39,119
                                                                      ----------
                                                                         392,541
                                                                      ----------
          PERSONAL SERVICES -- 2.3%
  1,320   Nutri/System, Inc.*                                             33,026
                                                                      ----------
          REGIONAL BANKS -- 4.3%
    555   Banco Bradesco ADR                                              27,151
  1,425   Center Financial Corp.                                          33,487
                                                                      ----------
                                                                          60,638
                                                                      ----------
          SCIENTIFIC & TECHNICAL INSTRUMENTS -- 1.9%
    410   American Science and Engineering, Inc.*                         26,892
                                                                      ----------
          SEMICONDUCTORS -- 2.0%
    810   NVIDIA Corp.*                                                   27,767
                                                                      ----------
          SINGLE-FAMILY HOUSING CONSTRUCTION -- 3.8%
    425   KB HOME                                                         31,110
    550   Standard Pacific Corp.                                          22,831
                                                                      ----------
                                                                          53,941
                                                                      ----------
          STEEL -- 1.7%
    600   NS Group, Inc.*                                                 23,550
                                                                      ----------
          TECHNOLOGY -- 1.0%
    420   Komag, Inc.*                                                    13,423
                                                                      ----------
          TRANSPORTATION -- 1.4%
    345   Overseas Shipholding Group, Inc.                                20,124
                                                                      ----------
          TOTAL COMMON STOCKS (COST $1,161,341)                        1,244,132
                                                                      ----------
          MONEY MARKET FUNDS -- 10.8%
152,403   FBR Fund for Government Investors (Cost $152,403)           $  152,403
                                                                      ----------
          TOTAL INVESTMENTS -- 99.3% (COST $1,313,744)                 1,396,535
          Other Assets in Excess of Liabilities -- 0.7%                    9,522
                                                                      ----------
          NET ASSETS -- 100.0%                                        $1,406,057
                                                                      ==========

*    Non-income producing.

          ADR -- American Depositary Receipts

          See Notes to Portfolios of Investments

                                                 THE NAVELLIER PERFORMANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of September 30, 2005, The Navellier Performance Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                                    GROSS          GROSS
                                    FEDERAL      UNREALIZED     UNREALIZED    NET UNREALIZED
                                   TAX COST     APPRECIATION   DEPRECIATION    APPRECIATION
                                 ------------   ------------   ------------   --------------
Mid Cap Growth Portfolio         $158,294,463    $45,370,005   $(4,094,856)     $41,275,149
Aggressive Micro Cap Portfolio   $ 18,763,133    $ 6,020,678   $  (700,049)     $ 5,320,629
Fundamental A Portfolio          $  1,313,744    $   109,832   $   (27,041)     $    82,791

Item 2:  Controls and Procedures

     (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

     (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  November 28, 2005              THE NAVELLIER PERFORMANCE FUNDS

                                      By:      /s/ Louis G. Navellier
                                               ---------------------------------
                                                  Louis G. Navellier
                                                  Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  November 28, 2005              By:    /s/ Louis G. Navellier
                                             -----------------------------------
                                                Louis G. Navellier
                                                Chief Executive Officer



Date:  November 28, 2005              By:    /s/ Arjen Kuyper
                                             -----------------------------------
                                                Arjen Kuyper
                                                Chief Financial Officer